Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 113,088	$ 406,975	$ 543,914
Deferred	(69,898)	27,907	(7,527)
Total provision for income taxes	$ 43,190	$ 434,882	$ 536,387